Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans	€ 222	€ 247	€ 248
Number of shares not yet fully vested (in shares)	10,546,612	10,908,503	13,576,464
Restricted share plan 2020
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,284,558	0	0
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,375,717	3,662,806	0
Restricted share plan 2018
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,886,337	4,117,795	4,406,593
Restricted share plan 2017
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	3,127,902	3,314,391
Restricted Share Plan 2016
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	0	3,690,226
Restricted share plan 2015
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	0	2,165,254